Document And Entity Information	Sep. 05, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Sep. 05, 2023
Entity Registrant Name	Meta Materials Inc.
Entity Central Index Key	0001431959
Entity Emerging Growth Company	false
Securities Act File Number	001-36247
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	74-3237581
Entity Address, Address Line One	60 Highfield Park Dr
Entity Address, City or Town	Dartmouth
Entity Address, State or Province	NS
Entity Address, Postal Zip Code	B3A 4R9
City Area Code	902
Local Phone Number	482-5729
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	MMAT
Security Exchange Name	NASDAQ
Amendment Description	This Amendment No.1 on Form 8-K/A amends the Current Report on Form 8-K of Meta Materials Inc. filed with the Securities and Exchange Commission on September 11, 2023 (the "Original Filing"). This Amendment is being provided solely to include conformed signatures that were inadvertently omitted from each of the signature pages on Exhibits 5.1 and 10.1 in the Original Filing. This Amendment speaks as of the original filing date of the Original Filing and does not modify or update in any way disclosures made in the Original Filing other than to correct the aforementioned conformed signatures.